THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
MARCH 31, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 36.2%

	Face Amount	Value
Communication Services — 1.5%
Paramount Global Callable 10/15/2026 @ $100 2.900%, 01/15/2027	$2,000,000	$1,829,342

Consumer Discretionary — 5.4%
Abercrombie & Fitch Management Callable 04/22/2024 @ $102 8.750%, 07/15/2025 (A)	500,000	506,099
Ford Motor Credit Callable 04/28/2027 @ $100 4.950%, 05/28/2027	1,000,000	975,712
Graham Holdings Callable 04/15/2024 @ $101 5.750%, 06/01/2026 (A)	1,000,000	990,382
MajorDrive Holdings IV Callable 06/01/2024 @ $103 6.375%, 06/01/2029 (A)	1,500,000	1,406,819
Newell Brands Callable 01/01/2026 @ $100 5.700%, 04/01/2026	1,500,000	1,473,260
Tapestry Callable 12/15/2031 @ $100 3.050%, 03/15/2032	1,500,000	1,231,811

		6,584,083

Energy — 2.8%
Chesapeake Energy Callable 05/06/2024 @ $103 5.875%, 02/01/2029 (A)	1,500,000	1,487,675
Energy Transfer 6.500%, H15T5Y + 5.694% (B)	2,000,000	1,960,284
Callable 11/15/2026 @ $100

		3,447,959

Financials — 8.6%
Ashtead Capital Callable 05/11/2032 @ $100 5.500%, 08/11/2032 (A)	2,000,000	1,955,308
First Maryland Capital II Callable 05/06/2024 @ $100 6.418%, TSFR3M + 1.112%, 02/01/2027	2,411,000	2,259,365

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
MARCH 31, 2024
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Financials — continued
New York Life Global Funding MTN 4.550%, 01/28/2033 (A)	$1,750,000	$1,688,174
PNC Financial Services Group Callable 06/12/2028 @ $100 5.582%, SOFRRATE + 1.841%, 06/12/2029	1,000,000	1,012,180
State Street Callable 05/06/2024 @ $100 6.129%, TSFR3M + 0.822%, 05/15/2028	2,750,000	2,567,040
Wells Fargo 5.875% (B)	1,000,000	997,800
Callable 06/15/2025 @ $100

		10,479,867

Health Care — 4.7%
Centene Callable 12/15/2024 @ $102 4.625%, 12/15/2029	2,500,000	2,373,448
Health Care Service A Mutual Legal Reserve Callable 03/01/2030 @ $100 2.200%, 06/01/2030 (A)	2,000,000	1,682,048
Merck Callable 09/07/2038 @ $100 3.900%, 03/07/2039	1,900,000	1,679,084

		5,734,580

Industrials — 9.1%
AerCap Holdings Callable 10/10/2024 @ $100 5.875%, H15T5Y + 4.535%, 10/10/2079	2,000,000	1,985,665
American Airlines Pass Through Trust, Cl B 3.950%, 07/11/2030	1,730,000	1,591,432
BNSF Funding Trust I Callable 01/15/2026 @ $100 6.613%, US0003M + 2.350%, 12/15/2055	1,500,000	1,487,927
Boeing Callable 11/01/2034 @ $100 3.250%, 02/01/2035	1,300,000	1,022,946
Canadian Pacific Railway Callable 12/05/2029 @ $100 2.050%, 03/05/2030	1,500,000	1,276,026
Concentrix Callable 07/02/2026 @ $100 6.650%, 08/02/2026	1,000,000	1,007,648

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
MARCH 31, 2024
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Industrials — continued
Delta Air Lines 4.500%, 10/20/2025 (A)	$322	$319
Ingersoll Rand Callable 05/14/2033 @ $100 5.700%, 08/14/2033	2,000,000	2,051,675
VistaJet Malta Finance Callable 05/06/2024 @ $104 7.875%, 05/01/2027 (A)	1,000,000	845,424

		11,269,062

Materials — 1.7%
First Quantum Minerals Callable 03/01/2026 @ $105 9.375%, 03/01/2029 (A)	1,000,000	1,035,915
NMG Holding Callable 05/06/2024 @ $102 7.125%, 04/01/2026 (A)	1,000,000	979,269

		2,015,184

Utilities — 2.4%
Duke Energy Carolinas Callable 12/15/2031 @ $100 2.850%, 03/15/2032	1,250,000	1,072,109
FirstEnergy Callable 04/15/2027 @ $100 4.150%, 07/15/2027	2,000,000	1,918,181

		2,990,290

TOTAL CORPORATE OBLIGATIONS (Cost $45,564,176)		44,350,367

MORTGAGE-BACKED SECURITIES — 34.1%

Agency Mortgage-Backed Obligations — 11.7%
FHLMC 5.500%, 08/01/2053	2,372,332	2,360,695
3.000%, 05/01/2053	4,804,925	4,135,126
FHLMC Multifamily Structured Pass - Through, Ser K043, Cl X3, IO Callable 10/25/2024 @ $100 1.634%, 02/25/2048 (C)	20,425,000	246,652
FHLMC, Ser 2016-4609, Cl QV 3.000%, 05/15/2044	4,020,000	3,792,936

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
MARCH 31, 2024
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Agency Mortgage-Backed Obligations — continued
GNMA, Ser 2013-11, Cl LP 3.500%, 01/20/2043	$4,162,184	$3,787,328

		14,322,737

Non-Agency Mortgage-Backed Obligations — 22.4%
BBCMS Mortgage Trust 2024-5C25, Ser 5C25, Cl C Callable 03/15/2029 @ $100 6.643%, 03/15/2057 (C)	1,000,000	1,008,187
BBCMS Mortgage Trust 2024-C24, Ser C24, Cl D Callable 02/15/2034 @ $100 4.250%, 02/15/2057 (A)	610,000	424,270
BMO 2024-5C3 Mortgage Trust, Ser 5C3, Cl C Callable 02/15/2029 @ $100 6.859%, 02/15/2057 (C)	1,350,000	1,361,644
BSPRT Issuer, Ser 2021-FL6, Cl B Callable 04/15/2024 @ $100 7.040%, , TSFR1M + 1.714% 03/15/2036 (A)	1,500,000	1,445,767
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl M1 Callable 04/25/2024 @ $100 3.269%, 11/25/2059 (A) (D)	1,150,000	1,062,023
FREMF 2016-K53 Mortgage Trust, Ser K53, Cl B Callable 01/25/2026 @ $100 4.024%, 03/25/2049 (A) (C)	1,250,000	1,214,816
FREMF 2017-K729 Mortgage Trust, Ser K729, Cl B Callable 11/25/2024 @ $100 3.684%, 11/25/2049 (A) (C)	1,000,000	982,653
FREMF Mortgage Trust, Ser K41, Cl B Callable 11/25/2024 @ $100 3.834%, 11/25/2047 (A) (C)	1,735,000	1,709,915
FREMF Mortgage Trust, Ser K47, Cl C Callable 05/25/2025 @ $100 3.587%, 06/25/2048 (A) (C)	3,000,000	2,924,804
FREMF Mortgage Trust, Ser K65, Cl B Callable 07/25/2027 @ $100 4.080%, 07/25/2050 (A) (C)	2,650,000	2,542,577
FREMF Mortgage Trust, Ser K69, Cl B Callable 10/25/2027 @ $100 3.727%, 10/25/2049 (A) (C)	3,895,000	3,684,105
FREMF Mortgage Trust, Ser K728, Cl C Callable 11/25/2024 @ $100 3.724%, 11/25/2050 (A) (C)	1,500,000	1,476,654

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
MARCH 31, 2024
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
JP Morgan Mortgage Trust, Ser 2017-1, Cl A11 Callable 08/25/2029 @ $100 3.452%, 01/25/2047 (A) (C)	$590,028	$510,118
Morgan Stanley Capital I Trust 2015-MS1, Ser MS1, Cl A4 Callable 07/15/2025 @ $100 3.779%, 05/15/2048 (C)	1,000,000	972,567
Sequoia Mortgage Trust, Ser 2017-5, Cl A1 Callable 09/25/2027 @ $100 3.500%, 08/25/2047 (A) (C)	1,740,247	1,536,250
Sequoia Mortgage Trust, Ser 2021-5, Cl A5 2.000%, 07/25/2051 (A) (C)	2,210,260	1,873,934
Towd Point Mortgage Trust 2018-2, Ser 2018-2, Cl A1 Callable 03/25/2031 @ $100 3.250%, 03/25/2058 (A) (C)	1,244,827	1,204,112
Verus Securitization Trust 2020-2, Ser 2020-2, Cl A2 Callable 04/25/2024 @ $100 2.989%, 05/25/2060 (A) (C)	1,637,000	1,588,253

		27,522,649

TOTAL MORTGAGE-BACKED SECURITIES (Cost $43,032,860)		41,845,386

ASSET-BACKED SECURITIES — 17.2%

Automotive — 0.8%
Prestige Auto Receivables Trust, Ser 2021-1A, Cl C Callable 05/15/2026 @ $100 1.530%, 02/15/2028 (A)	1,000,000	959,164

Other ABS — 8.7%
Barings CLO, Ser 2017-1A, Cl C Callable 04/18/2024 @ $100 7.960%, TSFR3M + 2.662%, 07/18/2029 (A)	1,600,000	1,596,080
Canyon Capital CLO 2016-1, Ser 2018-1A, Cl CR Callable 04/15/2024 @ $100 7.476%, TSFR3M + 2.162%, 07/15/2031 (A)	1,000,000	995,774
CARLYLE US CLO 2017-4, Ser 2017-4A, Cl B Callable 04/15/2024 @ $100 7.426%, TSFR3M + 2.112%, 01/15/2030 (A)	1,000,000	993,260
Crestline Denali CLO XVI, Ser 2018-1A, Cl A Callable 04/20/2024 @ $100 6.699%, TSFR3M + 1.382%, 01/20/2030 (A)	1,728,491	1,729,616

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
MARCH 31, 2024
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
Generate CLO, Ser 2018-5A, Cl B Callable 04/22/2024 @ $100 7.329%, TSFR3M + 2.012%, 10/22/2031 (A)	$1,000,000	$1,005,967
Park Avenue Institutional Advisers CLO 2018-1, Ser 2021-1A, Cl BR Callable 04/20/2024 @ $100 7.679%, TSFR3M + 2.362%, 10/20/2031 (A)	1,000,000	996,089
Thunderbolt Aircraft Lease, Ser 2017-A, Cl B Callable 04/15/2024 @ $100 7.750%, 05/17/2032 (A) (D)	1,480,665	1,362,227
Trinitas CLO XIV, Ser 2020-14A, Cl D Callable 04/25/2024 @ $100 9.886%, TSFR3M + 4.562%, 01/25/2034 (A)	2,000,000	1,969,878

		10,648,891

Student Loan — 7.7%
ECMC Group Student Loan Trust, Ser 2019-1A, Cl A1A Callable 04/25/2032 @ $100 2.720%, 07/25/2069 (A)	1,346,108	1,208,575
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3 Callable 11/15/2026 @ $100 7.040%, TSFR1M + 1.714%, 10/15/2031 (A)	1,011,107	1,013,405
Navient Private Education Loan Trust, Ser 2015-AA, Cl A3 Callable 10/15/2028 @ $100 7.140%, TSFR1M + 1.814%, 11/15/2030 (A)	1,320,768	1,325,956
Navient Private Education Loan Trust, Ser 2015-BA, Cl A3 Callable 10/15/2028 @ $100 6.890%, TSFR1M + 1.564%, 07/16/2040 (A)	1,994,283	2,001,642
SLM Student Loan Trust, Ser 2014-2, Cl A3 Callable 10/25/2031 @ $100 6.025%, SOFR30A + 0.704%, 03/25/2055	1,030,377	1,015,553
SMB Private Education Loan Trust, Ser 2015-C, Cl B Callable 10/15/2028 @ $100 3.500%, 09/15/2043 (A)	2,507,721	2,432,935

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
MARCH 31, 2024
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Student Loan — continued
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B 6.890%, TSFR1M + 1.564%, 02/17/2032 (A)	$444,376	$444,933

		9,442,999

TOTAL ASSET-BACKED SECURITIES (Cost $21,435,617)		21,051,054

U.S. TREASURY OBLIGATIONS — 6.5%

U.S. Treasury Note
4.125%, 01/31/2025	2,250,000	2,231,689

United States Treasury Inflation Indexed Bonds
1.375%, 07/15/2033	2,437,200	2,338,929

United States Treasury Notes
1.875%, 08/31/2024	1,500,000	1,478,760
1.750%, 01/31/2029	2,200,000	1,962,297

		3,441,057

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,990,065)		8,011,675

U.S. GOVERNMENT AGENCY OBLIGATION — 2.0%

FFCB
6.080%, 04/28/2033	2,500,000	2,500,045

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,500,000)		2,500,045

LOAN PARTICIPATIONS — 2.0%

Carnival Corporation
8.319% , 08/08/2027	995,000	995,627
Tallgrass Energy
10.080%, 02/22/2029	1,500,000	1,493,310

TOTAL LOAN PARTICIPATIONS (Cost $2,480,821)		2,488,937

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
MARCH 31, 2024
(Unaudited)

CONVERTIBLE BOND — 1.1%

	Face Amount	Value
Health Care — 1.1%
Ionis Pharmaceuticals CV to 0.0000 0.125%, 12/15/2024	$1,400,000	$1,321,245

TOTAL CONVERTIBLE BOND (Cost $1,357,211)		1,321,245

TOTAL INVESTMENTS — 99.1% (Cost $124,360,750)		$121,568,709

Percentages are based on Net Assets of $122,706,576.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2024 was $56,793,184 and represents 46.3% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2024. The coupon on a step bond changes on a specified date.

ABS — Asset-Backed Security

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

FFCB — Federal Farm Credit Banks

FHLMC — Federal Home Loan Mortgage Corporation

FREMF — Freddie Mac Multi-Family

H15T5Y— US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

IO — Interest Only - face amount represents notional amount

MTN — Medium Term Note

Ser — Series

SOFR30A — Secured Overnight Financing Rate 30-Day Average

SOFRRATE — Secured Overnight Financing Rate

TSFR1M — Term Secured Overnight Financing Rate 1 Month Average

TSFR3M — Term Secured Overnight Financing Rate 3 Month Average

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
MARCH 31, 2024
(Unaudited)

The open futures contracts held by the Fund at March 31, 2024, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. 5-Year Treasury Note	(13)	Jun-2024	$(1,389,353)	$(1,391,203)	$(1,850)
U.S. Ultra Long Treasury Bond	(40)	Jun-2024	(5,108,673)	(5,160,000)	(51,327)

			$(6,498,026)	$(6,551,203)	$(53,177)

PNN-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
MARCH 31, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 40.4%

	Face Amount	Value
Communication Services — 1.0%
Electronic Arts
Callable 08/15/2050 @ $100 2.950%, 02/15/2051	$695,000	$464,574

Consumer Discretionary — 12.7%
Abercrombie & Fitch Management
Callable 04/22/2024 @ $102 8.750%, 07/15/2025 (A)	1,511,000	1,529,430
Gap
Callable 10/01/2024 @ $102 3.625%, 10/01/2029 (A)	1,545,000	1,353,372
Graham Holdings
Callable 04/15/2024 @ $101 5.750%, 06/01/2026 (A)	1,384,000	1,370,689
Macy’s Retail Holdings
Callable 07/15/2041 @ $100 5.125%, 01/15/2042	250,000	217,170
MercadoLibre
Callable 12/14/2025 @ $100 2.375%, 01/14/2026	431,000	403,954
Service International
Callable 08/15/2025 @ $102 3.375%, 08/15/2030	1,000,000	866,045

		5,740,660

Consumer Staples — 4.3%
Ingles Markets
Callable 06/15/2026 @ $102 4.000%, 06/15/2031 (A)	1,404,000	1,225,493
Molson Coors Beverage
Callable 01/15/2046 @ $100 4.200%, 07/15/2046	853,000	712,747

		1,938,240

Energy — 2.7%
Magnolia Oil & Gas Operating
Callable 04/15/2024 @ $101 6.000%, 08/01/2026 (A)	688,000	676,779
Martin Midstream Partners
Callable 08/15/2025 @ $112 11.500%, 02/15/2028 (A)	500,000	531,142

		1,207,921

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
MARCH 31, 2024
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Health Care — 6.2%
Hologic
Callable 05/06/2024 @ $102 4.625%, 02/01/2028 (A)	$100,000	$96,274
Callable 05/06/2024 @ $102 3.250%, 02/15/2029 (A)	205,000	183,719
Regeneron Pharmaceuticals
Callable 03/15/2050 @ $100 2.800%, 09/15/2050	2,069,000	1,302,987
Royalty Pharma
Callable 03/02/2050 @ $100 3.550%, 09/02/2050	1,804,000	1,242,859

		2,825,839

Industrials — 4.2%
Allegion US Holding
Callable 08/01/2024 @ $100 3.200%, 10/01/2024	41,000	40,448
Emerson Electric
Callable 06/21/2051 @ $100 2.800%, 12/21/2051	275,000	180,092
Callable 04/15/2050 @ $100 2.750%, 10/15/2050	1,000,000	646,908
Mueller Water Products
Callable 06/15/2024 @ $102 4.000%, 06/15/2029 (A)	1,145,000	1,038,551

		1,905,999

Information Technology — 7.9%
Cadence Design Systems
Callable 07/15/2024 @ $100 4.375%, 10/15/2024	623,000	618,273
Ciena
Callable 01/31/2025 @ $102 4.000%, 01/31/2030 (A)	396,000	353,879
Keysight Technologies
Callable 07/30/2024 @ $100 4.550%, 10/30/2024	500,000	496,430
Microsoft
Callable 03/15/2050 @ $100 2.500%, 09/15/2050 (A)	1,750,000	1,130,452
Skyworks Solutions
Callable 03/01/2031 @ $100 3.000%, 06/01/2031	749,000	628,179

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
MARCH 31, 2024
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Information Technology — continued
VeriSign
Callable 05/06/2024 @ $102 4.750%, 07/15/2027	$367,000	$361,462

		3,588,675

Materials — 1.4%
Freeport-McMoRan
Callable 08/14/2024 @ $100 4.550%, 11/14/2024	644,000	638,996

TOTAL CORPORATE OBLIGATIONS (Cost $19,235,925)		18,310,904

COMMON STOCK — 39.6%

	Shares
Communication Services — 0.6%
Nintendo ADR	20,000	271,800

Consumer Discretionary — 2.7%
Advance Auto Parts	4,700	399,923
Arcos Dorados Holdings, Cl A	23,000	255,760
Gildan Activewear, Cl A	6,000	222,780
Mr Price Group ADR	28,500	258,210
VF	7,200	110,448

		1,247,121

Consumer Staples — 2.2%
J M Smucker	1,825	229,713
Keurig Dr Pepper	7,000	214,690
Kraft Heinz	6,000	221,400
Walgreens Boots Alliance	15,400	334,026

		999,829

Energy — 7.4%
ChampionX	5,000	179,450
Delek US Holdings	11,500	353,510
Devon Energy	8,950	449,111
Evolution Petroleum	43,168	265,052
FutureFuel	73,452	591,289
HF Sinclair	8,055	486,280
MPLX	12,270	509,941
Select Water Solutions, Cl A	54,100	499,343

		3,333,976

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
MARCH 31, 2024
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Financials — 1.3%
Jefferies Financial Group	4,150	$183,015
M&T Bank	1,700	247,248
MarketWise	82,500	142,725

		572,988

Health Care — 7.0%
Atrion	950	440,372
Baxter International	7,900	337,646
Medtronic	2,700	235,305
Organon	23,650	444,620
Perrigo	7,800	251,082
Premier, Cl A	10,000	221,000
Shionogi ADR	25,500	324,870
Utah Medical Products	12,898	917,177

		3,172,072

Industrials — 5.2%
Brady, Cl A	3,660	216,965
H&E Equipment Services	7,900	507,022
Healthcare Services Group *	27,770	346,570
Huntington Ingalls Industries	1,535	447,406
Luxfer Holdings	15,500	160,735
National Presto Industries	5,450	456,710
Park Aerospace	14,645	243,546

		2,378,954

Information Technology — 5.4%
Comtech Telecommunications *	71,004	243,544
InterDigital	6,400	681,344
Opera ADR	33,000	521,730
ReposiTrak	27,166	430,581
Richardson Electronics	60,784	559,820

		2,437,019

Materials — 5.7%
Agnico Eagle Mines	6,150	366,847
Alcoa	7,000	236,530
Barrick Gold	19,100	317,824
Fortitude Gold	126,104	688,528
International Paper	6,500	253,630
Mosaic	7,000	227,220
Northern Technologies International	23,860	320,917

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
MARCH 31, 2024
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Materials — continued
Valhi	10,121	$173,879

		2,585,375

Real Estate — 0.5%
Community Healthcare Trust ‡	8,250	219,038

Utilities — 1.6%
Duke Energy	2,400	232,104
FirstEnergy	5,760	222,451
York Water	7,500	272,025

		726,580

TOTAL COMMON STOCK (Cost $16,873,472)		17,944,752

CONVERTIBLE BONDS — 14.2%

	Face Amount
Communication Services — 1.0%
Cardlytics CV to 11.7457 1.000%, 09/15/2025	$500,000	457,064

Consumer Staples — 2.7%
Turning Point Brands CV to 18.7092 2.500%, 07/15/2024	1,250,000	1,215,635

Financials — 2.6%
Euronet Worldwide CV to 5.2987 Callable 03/20/2025 @ $100 0.750%, 03/15/2049	734,000	711,613
LendingTree CV to 2.1683 0.500%, 07/15/2025	500,000	463,150

		1,174,763

Health Care — 6.9%
CONMED CV to 6.8810 2.250%, 06/15/2027	500,000	456,900
Halozyme Therapeutics CV to 12.9576 0.250%, 03/01/2027	1,555,000	1,375,938
Ionis Pharmaceuticals CV to 12.0075 0.125%, 12/15/2024	1,356,000	1,279,720

		3,112,558

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
MARCH 31, 2024
(Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount	Value
Information Technology — 1.0%
Verint Systems CV to 16.1092 0.250%, 04/15/2026	$500,000	$468,750

TOTAL CONVERTIBLE BONDS (Cost $6,461,312)		6,428,770

PREFERRED STOCK — 2.9%

	Shares
Consumer Discretionary — 0.7%
Dillard’s Capital Trust I 7.500%	12,855	330,759

Financials — 2.2%
Bank of America 4.375%	24,070	496,564
JPMorgan Chase 4.625%	21,500	468,270

		964,834

TOTAL PREFERRED STOCK (Cost $1,190,314)		1,295,593

U.S. TREASURY OBLIGATION — 1.5%

	Face Amount
U.S. Treasury Bond 3.625%, 02/15/2053	750,000	658,594

TOTAL U.S. TREASURY OBLIGATIONS (Cost $750,921)		658,594

TOTAL INVESTMENTS — 98.6% (Cost $44,511,944)		$44,638,613

Percentages are based on Net Assets of $45,279,910.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2024 was $9,489,780 and represents 21.0% of Net Assets.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

CV — Convertible Security

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
MARCH 31, 2024
(Unaudited)

PNN-QH-001-1200